REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES

24. REVENUES

The Group derives revenues in the following major product lines:

						Consolidated
2021	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	14,664	—	—	73	—	14,737
Fixed lines	—	896	649	185	—	1,730
Total telephone revenues	14,664	896	649	258	—	16,467
Interconnection revenues	368	—	—	7,419	—	7,787
Data, internet, and information technology service revenues
Cellular data and internet	64,500	—	—	—	—	64,500
Internet, data communication, and information technology services	—	240	7,976	2,056	—	10,272
SMS	4,728	—	26	—	—	4,754
Others	—	—	1,596	922	180	2,698
Total data, internet, and information technology service revenues	69,228	240	9,598	2,978	180	82,224
Network revenues	4	—	1,087	789	—	1,880
IndiHome revenues	—	23,720	2,605	—	—	26,325
Other services
Call center service	—	—	1,012	69	—	1,081
Manage service and terminal	—	—	2,047	1	—	2,048
E-health	—	—	640	—	—	640
E-payment	3	—	459	—	25	487
Others	—	72	1,036	325	426	1,859
Total other services	3	72	5,194	395	451	6,115
Total revenues from contract with customer	84,267	24,928	19,133	11,839	631	140,798
Revenues from lessor transactions	—	—	—	2,412	—	2,412
Total revenues	84,267	24,928	19,133	14,251	631	143,210
Adjustments and eliminations	—	2	8	4	(426)
Total external revenues as reported in note operating segment	84,267	24,930	19,141	14,255	205

						Consolidated
2022	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	11,905	—	—	147	—	12,052
Fixed lines	—	757	604	175	—	1,536
Total telephone revenues	11,905	757	604	322	—	13,588
Interconnection revenues	285	—	—	8,187	—	8,472
Data, internet, and information technology service revenues
Cellular data and internet	69,006	—	—	—	—	69,006
Internet, data communication, and information technology services	—	308	7,750	2,228	—	10,286
SMS	4,260	—	49	—	—	4,309
Others	9	—	1,733	860	207	2,809
Total data, internet, and information technology service revenues	73,275	308	9,532	3,088	207	86,410
Network revenues	3	—	1,438	937	—	2,378
IndiHome revenues	—	25,232	2,788	—	—	28,020
Other services
Call center service	—	—	1,139	25	—	1,164
Manage service and terminal	—	—	1,156	1	—	1,157
E-health	—	—	729	—	—	729
E-payment	20	—	454	—	—	474
Others	5	52	1,309	280	664	2,310
Total other services	25	52	4,787	306	664	5,834
Total revenues from contract with customer	85,493	26,349	19,149	12,840	871	144,702
Revenues from lessor transactions	—	—	—	2,604	—	2,604
Total revenues	85,493	26,349	19,149	15,444	871	147,306
Adjustments and eliminations	—	5	12	(2)	(632)
Total external revenues as reported in note operating segment	85,493	26,354	19,161	15,442	239

						Consolidated
2023	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	8,022	—	—	172	—	8,194
Fixed lines	—	332	450	117	—	899
Total telephone revenues	8,022	332	450	289	—	9,093
Interconnection revenues	293	—	—	8,774	—	9,067
Data, internet, and information technology service revenues
Cellular data and internet	73,187	—	—	—	—	73,187
Internet, data communication, and information technology services	268	85	8,167	2,379	—	10,899
SMS	3,345	—	35	—	—	3,380
Others	34	—	2,010	1,098	212	3,354
Total data, internet, and information technology service revenues	76,834	85	10,212	3,477	212	90,820
Network revenues	4	—	1,212	1,266	—	2,482
IndiHome revenues	—	27,263	1,522	—	—	28,785
Other services
Call center service	—	—	1,264	—	—	1,264
Manage service and terminal	—	—	908	12	—	920
E-health	—	—	761	—	—	761
E-payment	—	—	496	—	—	496
Others	138	27	1,401	318	858	2,742
Total other services	138	27	4,830	330	858	6,183
Total revenues from contract with customer	85,291	27,707	18,226	14,136	1,070	146,430
Revenues from lessor transactions	—	—	—	2,786	—	2,786
Total revenues	85,291	27,707	18,226	16,922	1,070	149,216
Adjustments and eliminations	—	6	11	6	(668)
Total external revenues as reported in note operating segment	85,291	27,713	18,237	16,928	402

Management expects that most of the transaction price allocated to the unsatisfied contracts as of December 31, 2023 will be recognized as revenue during the next reporting periods. Unsatisfied performance obligations as of December 31, 2023, which management expects to be realised within one year is Rp9,421 billion, and more than one year is Rp5,441 billion.

The Group entered into non-cancellable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment, and land and building with terms ranging from 1 to 32 years and with expiry dates between 2024 and 2051. Periods may be extended based on the agreement by both parties.

Refer to Note 31 for details of related party transactions.